Segments Revenue Transactions (DETAILS) (USD $)	3 Months Ended
	Aug. 31, 2012	Aug. 31, 2011
North America Revenue	$ 1,198	$ 1,088
Europe Revenue	333	395
Asia Revenue	166	130
Eliminations Revenue	(127)	(49)
Consolidated Revenue Total	$ 1,570	$ 1,564